Income Tax Status	12 Months Ended
Dec. 31, 2025
PVH Associates Investment Plan [Member]
Income Tax Status [Line Items]
Income Tax Status

6.  Income Tax Status

The IRS has determined and informed the Company by a letter dated April 25, 2017, that the Plan and related trust are designed in accordance with the applicable sections of the Internal Revenue Code (“IRC”) and, therefore, the related trust is exempt from taxation. Once qualified, the Plan is required to operate in conformity with the IRC to maintain its qualification. Although the Plan has been amended since receiving the IRS letter, the Committee believes that the Plan is currently designed and is currently being operated in compliance with the applicable requirements of the IRC and therefore believes that the Plan is qualified and the related trust is tax-exempt.

Accounting principles generally accepted in the United States of America require Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. There are no uncertain tax positions taken or expected to be taken by the Plan. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by tax jurisdictions; however, there are currently no audits for any tax periods in progress.